Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) - Parent [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 250,728	$ 64
Deferred offering costs		47,580
Amount due from subsidiaries	6,091,355	3,521,756
Prepaid expenses and other current asset, net	1,487,778
Loan to third party	160,000
Total current assets	7,989,861	3,569,400
Total assets	7,989,861	3,569,400
Current liabilities
Accrued expenses and other current liabilities		72,276
Convertible bonds	964,865
Total current liabilities	965,077	72,487
Total liabilities	965,077	72,487
Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized as of September 30, 2024 and September 30, 2023, respectively; 21,500,000 and 20,000,000 ordinary shares issued and outstanding as of September 30, 2024 and 2023, respectively)*	5,375	5,000
Additional paid in capital	5,591,596	1,549,913
Statutory reserve	11,348	11,348
Retained earnings	1,613,217	2,052,553
Accumulated other comprehensive (loss)	(196,752)	(121,901)
Total shareholders’ equity	7,024,784	3,496,913
Total liabilities and shareholders’ equity	7,989,861	3,569,400
Related parties
Current liabilities
Amounts due to related parties	$ 212	$ 211